Loans and Allowance for Credit Losses, PCI, by Delinquency Status, Commercial (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
90+ DPD and still accruing	$ 23,245	$ 22,569
Purchased Credit Impaired Loans	30,968	36,719	41,430	51,705	58,797
Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
90+ DPD and still accruing	6,000	8,700
Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Purchased Credit Impaired Loans	259	399	718	1,911	4,580
Commercial and Industrial Loans [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	235	359
30-89 DPD and still accruing	1	22
90+ DPD and still accruing	23	18
Purchased Credit Impaired Loans	259	399
Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Purchased Credit Impaired Loans	1,970	3,270	2,855	4,137	5,803
Commercial Real Estate Mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	1,804	2,867
30-89 DPD and still accruing	26	178
90+ DPD and still accruing	140	225
Purchased Credit Impaired Loans	1,970	3,270
Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Purchased Credit Impaired Loans	877	1,745	2,949	5,207	6,462
Commercial Real Estate Construction [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	699	1,206
30-89 DPD and still accruing	51	72
90+ DPD and still accruing	127	467
Purchased Credit Impaired Loans	877	1,745
Foreign Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Purchased Credit Impaired Loans	871	1,353	1,413	1,733	1,859
Foreign Loans [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	704	1,178
30-89 DPD and still accruing	0	0
90+ DPD and still accruing	167	175
Purchased Credit Impaired Loans	871	1,353
Total Commercial [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Purchased Credit Impaired Loans	3,977	6,767	7,935	12,988	18,704
Total Commercial [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	3,442	5,610
30-89 DPD and still accruing	78	272
90+ DPD and still accruing	457	885
Purchased Credit Impaired Loans	$ 3,977	$ 6,767